AOCI - Additional share information (Details 2) - SFr / shares		3 Months Ended						6 Months Ended
		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,556,011,720		2,556,011,720		2,089,897,378		2,556,011,720		2,089,897,378
Issuance of common shares		0		0		466,114,342		0		466,114,342
Common Stock, Shares, Issued, Ending Balance		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		16,413,030		5,757,666		6,308,347		5,757,666		0
Sale of treasury shares		173,383,973		197,832,217		240,261,524		371,216,190		405,721,747
Repurchase of treasury shares		205,279,026		210,060,139		273,705,085		415,339,165		446,572,454
Share-based compensation, net of tax		42,340,132		1,572,558		37,009,421		43,912,690		38,108,220
Treasury Stock, Shares, Ending Balance		5,967,951		16,413,030		2,742,487		5,967,951		2,742,487
Common shares outstanding		2,550,043,769	[1]	2,539,598,690	[1]	2,553,269,233	[1]	2,550,043,769	[1]	2,553,269,233	[1]	2,550,254,054
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[2]	3,271,129,950		3,271,129,950				3,271,129,950				3,271,129,950
Unissued shares (in shares)		653,000,000		653,000,000		653,000,000		653,000,000		653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		505,062,294		505,062,294		505,062,294		505,062,294		505,062,294
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[3]			4,399,680,200				4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[3]	4,399,680,200						4,399,680,200
Treasury shares
Common shares outstanding	[3]	4,399,680,200						4,399,680,200				4,399,680,200
Par value (in CHF per share)	[3]	SFr 1.00						SFr 1.00				SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505'062'294 of these shares were reserved for capital instruments.
[2]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[3]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of June 30, 2018. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.